Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 118,367	$ 121,799
Time deposits of no more than ninety days	40,000	34,000
Cash on hand	365	359
Cash and cash equivalents	$ 158,732	$ 156,158	$ 238,792	$ 331,687